Fresh Start Accounting - Consolidated Balance Sheet (Parenthetical) (Detail) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended	5 Months Ended	12 Months Ended
	Feb. 11, 2016	Dec. 03, 2015	Feb. 10, 2016	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2013	Dec. 31, 2014	Dec. 31, 2012
Long-term debt unamortized discount	$ 0			$ 127,974
Ordinary shares, par value	$ 0.001			$ 0.001
Ordinary shares, shares authorized	50,000,000			50,000,000
Ordinary shares, shares issued	5,000,053			5,000,053
Ordinary shares, shares outstanding	5,000,053			5,000,053
Debt Instrument, interest rate				10.00%
Debt issuance costs				$ (51)
Property Plant And Equipment Net	$ 891,135			868,038
Property and equipment fair value adjustments				(2,046,440)
Inventory fair value adjustments				(20,030)
Deferred mobilization expense write-off				(7,654)
Deferred equipment certification write-off				(4,256)
Deferred mobilization revenue write-off				18,148
Net impact to retained earnings (deficit)				$ (2,060,232)
Predecessor
Long-term debt unamortized discount			$ 0		$ 0		$ 8,074
Ordinary shares, par value			$ 0.001		$ 0.001		$ 0.001
Ordinary shares, shares authorized			50,000,000		50,000,000		50,000,000
Ordinary shares, shares issued			1,000		1,000		1,000
Ordinary shares, shares outstanding			1,000		1,000		1,000
Net proceeds from 10% Second Lien Notes						$ 344,750
Debt issuance costs			$ (2,250)			$ (27,679)
Gain on settlement of liabilities subject to compromise			1,630,025
Prepetition credit facility			150,000
Accrued interest			65,226
Liabilities subject to compromise of the Predecessor Company			2,694,456
Fair value of equity issued to debtholders			(311,351)
Fair value of Convertible Notes issued to debtholders			(603,080)
Property Plant And Equipment Net			2,937,575		$ 2,948,387		$ 3,032,568
Predecessor | Ordinary Shares
Ordinary shares, shares outstanding					1,000	1,000	1,000	1,000
VDC Note
Share issued during period for repayment of debt				5,000,053
Drilling Rigs
Property Plant And Equipment Net	847,035
Drilling Rigs | Predecessor
Property Plant And Equipment Net			2,863,307
Capital Spares
Property Plant And Equipment Net	16,422
Capital Spares | Predecessor
Property Plant And Equipment Net			32,080
Leasehold Improvements Office And Technology Equipment
Property Plant And Equipment Net	18,389
Leasehold Improvements Office And Technology Equipment | Predecessor
Property Plant And Equipment Net			18,389
Assets under Construction
Property Plant And Equipment Net	$ 9,289
Assets under Construction | Predecessor
Property Plant And Equipment Net			23,799
10% Second Lien Notes
Debt Instrument, interest rate	10.00%			10.00%
Net proceeds from 10% Second Lien Notes	$ 76,125
Debt instrument, maturity date				Dec. 31, 2020
10% Second Lien Notes | Predecessor
Debt Instrument, interest rate		10.00%
Issuance of debt		$ 76,100
Proceeds from issuance of senior notes net of fees paid		73,900
2017 Term Loan
Share issued during period for repayment of debt				1.722798
2017 Term Loan | Predecessor
Share issued during period for repayment of debt					1.722798
Issuance of debt					$ 500,000
Long-term debt			323,543
2019 Term Loan
Share issued during period for repayment of debt				1.725087
2019 Term Loan | Predecessor
Share issued during period for repayment of debt					1.725087
Issuance of debt					$ 350,000
Long-term debt			341,250
7.5% Senior Notes
Debt Instrument, interest rate				7.50%
Share issued during period for repayment of debt				1.786070
7.5% Senior Notes | Predecessor
Debt Instrument, interest rate					7.50%
Share issued during period for repayment of debt					1.786070
Long-term debt			1,086,815
7.125% Senior Notes
Debt Instrument, interest rate				7.125%
Share issued during period for repayment of debt				1.728569
7.125% Senior Notes | Predecessor
Debt Instrument, interest rate					7.125%
Share issued during period for repayment of debt					1.728569
Long-term debt			727,622
2016 Term Loan Facility
Debt Instrument, interest rate				7.10%
2016 Term Loan Facility | Predecessor
Credit Facility settled in cash		7,000
Issuance of debt		$ 143,000	143,000
Reorganization Adjustments
Long-term debt unamortized discount	0
Credit Facility settled in cash	7,000			$ 7,000
Debt issuance costs	(2,250)
Total Uses	(9,250)
Net Sources	66,875
Liabilities subject to compromise of the Predecessor Company	$ (2,694,456)
Reorganization Adjustments | Ordinary Shares
Share issued during period for repayment of debt				4,344,959
Reorganization Adjustments | Predecessor
Credit Facility settled in cash			(7,000)
Gain on settlement of liabilities subject to compromise			1,630,025
Cancellation of Predecessor company equity			595,119
Acquisition of non-controlling interests			14,286
Net impact to retained earnings (deficit)			$ 2,239,430
Reorganization Adjustments | Convertible Notes Payable
Issuance of debt				$ 750,000
Reorganization Adjustments | VDC Note
Share issued during period for repayment of debt	655,094
Reorganization Adjustments | 10% Second Lien Notes
Issuance of debt				$ 76,100
Debt instrument, maturity date				Dec. 31, 2020
Proceeds from issuance of senior notes net of fees paid				$ 73,900
Reorganization Adjustments | 2016 Term Loan Facility
Issuance of debt				143,000
Fresh Start Adjustments
Long-term debt unamortized discount	$ 0
Decrease the net book value of inventory				(20,000)
Decrease the net book value of property and equipment				$ (2,000,000)
Property Plant And Equipment Net	$ (2,046,440)